Allowance for Loan Losses (the Allowance) - Troubled debt restructuring (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allowance for Loan Losses (the Allowance)
TDRs included in nonperforming loans and leases	$ 319	$ 1,219
TDRs in compliance with modified terms	3,599	3,047
Total TDRs	$ 3,918	$ 4,266